Intangibles - Summary of reconciliations of intangibles (Detail)	6 Months Ended
Dec. 31, 2024 AUD ($)
Disclosure of detailed information about intangible assets [line items]
Beginning balance	$ 15,400,023
Amortisation expense	(934,711)
Ending balance	14,465,312
Paxalisib licensing agreement [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	8,072,715
Amortisation expense	(542,173)
Ending balance	7,530,542
EVT801 licensing agreement [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	7,327,308
Amortisation expense	(392,538)
Ending balance	$ 6,934,770